Other Intangible Assets, Net (Schedule of Unamortizable Finite-Lived Intangible Assets) (Details) - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Indefinite-lived Intangible Assets [Line Items]
Intangible assets	$ 3,192,819	$ 3,314,774	$ 3,489,140
Domain names [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets	10,000	10,000	10,000
License [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets	2,273,428	2,379,007	2,488,867
Trade name [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets	$ 909,391	$ 925,767	$ 990,273